Other Operating Items (Tables)	12 Months Ended
Dec. 31, 2010
Operating Income Loss Abstract
Other operating items
Other operating items
	2010	2009	2008
	$	$	$
Comprising of:
Realized loss on other commodity contracts	-	-	32
Provision reversed on loss on future deliveries of other commodities	-	-	(5)
Unrealized gain on other commodity physical borrowings	-	-	(8)
	-	-	19